Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000004009
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%		0.29%		2.79%
Without Sales Load [Member] | C000159127
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		0.08%	2.68%
Without Sales Load [Member] | C000159128
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%		0.52%	3.11%
Without Sales Load [Member] | C000219336
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	4.04%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%		0.12%		3.13%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%		0.12%	3.23%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%		0.12%	3.23%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	2.66%